Related Parties Disclosures	6 Months Ended
Jun. 30, 2025
Related Parties Disclosures [Abstract]
RELATED PARTIES DISCLOSURES
12	RELATED PARTIES DISCLOSURES

a.	Related party transactions

	For the six months ended June 30,
	2024	2025	2025
	RM	RM	Convenience Translation USD
Payments made on behalf by director	23,944	3,467	823
Employee benefit expenses charged from related parties	12,000	-	-
Selling and administrative expenses charged from related parties	8,495	-	-

Related parties comprise mainly shareholders or companies controlled by director or shareholders.

b.	Remuneration of key management personnel

	For the six months ended June 30,
	2024	2025	2025
	RM	RM	Convenience Translation USD
Ng Chen Lok, Chairman, CEO & Director
- Director fee	393,000	540,435	128,286
Zuria Hajar Bt Mohd Adnan, CFO & Director
- Salary	46,044	67,000	15,904
- Employer Contribution to Defined Contribution Plan	5,040	8,040	1,909
- Employer Contribution to Insurance Scheme	579	696	165
Loong Xin Yee, COO	60,000	120,000	28,485
Tan Kim Chuan, CTO
- Salary	60,000	158,900	37,719
- Employer Contribution to Defined Contribution Plan	-	3,900	926
- Employer Contribution to Insurance Scheme	-	618	147
Lai Fuu Sing, Independent Director
- Director fee	-	13,125	3,116
Pan Seng Wee, Independent Director
- Director fee	-	13,125	3,116
Robert Michael Harrison Jr, Independent Director
- Director fee	-	-	-